Vessels	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Vessels
6.	Vessels:

December 31, 2014	Cost	Accumulated depreciation	Net book value
Vessels	$5,708,685	$894,964	$4,813,721
Vessels under construction	282,002	—	282,002

Vessels	$5,990,687	$894,964	$5,095,723

December 31, 2013	Cost	Accumulated depreciation	Net book value
Vessels	$5,391,713	$720,814	$4,670,899
Vessels under construction	321,372	—	321,372

Vessels	$5,713,085	$720,814	$4,992,271

During the year ended December 31, 2014, the Company capitalized interest costs of $8,184,000 (2013—$2,873,000; 2012—$2,983,000) to vessels under construction.

On June 1, 2012, the $53,000,000 term loan credit facility with a U.S. bank matured upon expiration of the UASC Madinah time charter. On June 27, 2012, the Company sold the UASC Madinah to that U.S. bank for $52,104,000, the amount outstanding under the term loan resulting in a gain on vessel of $9,773,000. The Company is leasing the vessel back for approximately nine years under an operating lease.